Terry H. Lin VP, Associate General Counsel 730 Third Avenue New York, NY 10017-3206 T 212 916 5818 Terry.Lin@nuveen.com

May 1, 2017

Via EDGAR Transmission

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Rule 497(j) Filing for TIAA-CREF Life Funds (the “Trust”)

To Whom It May Concern:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves as certification that: (i) the forms of Prospectuses and Statement of Additional Information (“SAI”) that the Trust would have filed pursuant to Rule 497(c) under the Securities Act would not have differed from the Prospectuses and SAI contained in Post-Effective Amendment No. 35 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-61759, 811-08961); and (ii) the text of this Amendment was filed electronically via EDGAR on April 25, 2017.

Please contact the undersigned at (212) 916-5818 should you have any questions or comments regarding this letter.

Sincerely,

/s/ Terry H. Lin
Terry H. Lin